Disposal of subsidiaries (Details)) - Disposed by sale ¥ in Thousands, $ in Thousands		12 Months Ended
	Jul. 01, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Oct. 01, 2020 HKD ($)	Oct. 01, 2020 CNY (¥)	Jul. 01, 2020 HKD ($)	Jul. 01, 2020 CNY (¥)
E-GO
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration					$ 2,346	¥ 2,143
Waived contingent consideration from business acquisition (Note 5)					$ 366	¥ 334
Losses on disposal of subsidiaries	¥ (999)
Wang Pok
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Waived contingent consideration from business acquisition (Note 5)			$ 16,283	¥ 14,308
Intangible assets				¥ 8,611
Losses on disposal of subsidiaries		¥ 11,576